Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using the equity method
Schedule of carrying value of associates

	31 December	31 December
	2025	2024
Associates
TOGG	3,567,677	6,929,473

Schedule of movement in associates

	31 December	31 December
	2025	2024
Opening balance	6,929,473	11,092,447
Shares of profit / (loss)	(3,499,147)	(4,139,657)
Remeasurements of defined termination benefit	(47,686)	—
Exchange differences on translation of foreign operations	185,037	—
Transfer from equity pickup to subsidiary	—	(23,406)
Contribution to capital increase	—	89
Closing balance	3,567,677	6,929,473